Note 4 - Fair Value and Marketable Securities	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

4. FAIR VALUE AND MARKETABLE SECURITIES

As of December 31, 2014, we have no auction rate securities outstanding.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Inputs used to measure fair value are classified in the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2

Unadjusted quoted prices in active markets for similar assets or liabilities, or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability

Level 3	Unobservable inputs for the asset or liability

    The Company endeavors to utilize the best available information in measuring fair value. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following table presents a summary of fair value information for available-for-sale securities:

			Fair Value Measurements at Reporting Date Using
Security Type	Amortized Cost Basis (1)	Fair Value	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Former-auction corporate debt security (2)	$1,800	$2,997	$2,997	$-
Auction Rate Security - Preferred Equity	-	450	-	450
Total at December 31, 2013	$1,800	$3,447	$2,997	$450

Total at December 31, 2014	$-	$-	$-	$-

(1) Difference between amortized cost basis and fair value represents gross unrealized gains.

(2) Available for sale debt security with contractual maturity in excess of 10 years.

AUCTION RATE SECURITIES AND FORMER-AUCTION CORPORATE DEBT SECURITY

Auction rate securities (ARS) were a short-term cash management instrument used by the market and the Company prior to 2008. The instruments used a monthly Dutch auction process to provide liquidity on long-term financial instruments that reset the applicable interest rate and through the reset, allowed existing investors to rollover or liquidate their holdings at par value. During 2007 and early 2008, ARS failed to auction due to sell orders exceeding buy orders.

During the first half of 2014, our Level 2 former-auction corporate debt security and remaining Level 3 preferred equity action rate security sold for $2,960 and $568, respectively, resulting in a realized gain of $1,728, which was recorded to Other income, net. During 2013, two Level 2 and one Level 3 ARS redeemed for $6,739, resulting in a realized gain of $1,684, which was recorded to Other income, net.

The table below provides a reconciliation of the beginning and ending balances for each type of security valued using a Level 3 valuation.

($ in 000’s)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Years ended December 31, 2013 and 2014
Preferred Equity Security Monoline insurers (a)
Balance December 31, 2012	$1,568
Transfers out of Level 3	-
Total gains or losses realized/unrealized
Included in net loss	872
Included in other comprehensive income	10
Redemptions	(2,000)
Ending Balance December 31, 2013	$450
Transfers out of Level 3	-
Total gains or losses realized/unrealized
Included in net loss	568
Included in other comprehensive income	(450)
Redemptions	(568)
Ending Balance December 31, 2014	$-

(a) Preferred securities issued by subsidiaries of two publicly-held debt default insurers.